Shareholder Report	12 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Document Period End Date	May 31, 2024
BNY Mellon Intermediate Municipal Bond Fund, Inc.
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Class Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Trading Symbol	DITEX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.*	$66	0.66%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.66%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended May 31, 2024, the Fund’s shares returned 2.66%.

• In comparison, the Bloomberg Municipal Bond: 7 Year Index (6-8) returned 1.52% for the same period.

What affected the Fund’s performance?

• Inflationary pressure weighed on the fixed-income market for the majority of the reporting period, limiting performance potential. Demand for municipal bonds continued to benefit from absolute yield, strong fundamentals and technical factors.

• Security selections in certain segments, including special tax, continuing care retirement community, airports and education, drove the Fund’s relative outperformance. Selections among state general obligarion and local general obligation were also positive.

• The Fund’s slightly longer duration versus the index modestly detracted from relative performance.  Also, security selection was disadvantageous in the hospital sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from June 1, 2014 through May 31, 2024 Initial Investment of $10,000 Years Ended 5/31

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Municipal Bond Index (a broad-based index) and Bloomberg Municipal Bond: 7 Year Index (6-8) on 5/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/24)
	1YR	5YR	10YR
BNY Mellon Intermediate Municipal Bond Fund, Inc.	2.66%	0.70%	1.79%
Bloomberg U.S. Municipal Bond Index (broad-based index)*	2.67%	0.93%	2.25%
Bloomberg Municipal Bond: 7 Year Index (6-8)	1.52%	0.77%	1.87%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of May 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 392,000,000
Holdings Count	186
Advisory Fees Paid, Amount	$ 2,128,993
Portfolio Turnover	19.15%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$392	186	$2,128,993	19.15%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) State Allocation (Based on Net Assets) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• Effective January 1, 2024, the Fund’s management fee was lowered from 0.60% to 0.45% as an annual rate based on the Fund’s average daily net assets.

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.